Provisions	3 Months Ended
Mar. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2025	8.3	7.4	14.1	29.8
Additional provision in the period	4.6	—	1.4	6.0
Release of provision	—	—	(1.0)	(1.0)
Utilization of provision	(2.7)	—	(1.3)	(4.0)
Foreign exchange	0.1	—	0.1	0.2
Balance as of March 31, 2025	10.3	7.4	13.3	31.0

Analysis of total provisions:			March 31, 2025	December 31, 2024
Current			28.4	27.1
Non-current			2.6	2.7
Total			31.0	29.8
Updates since December 31, 2024
Restructuring
The €10.3 million (December 31, 2024: €8.3 million) provision relates to committed plans for certain restructuring activities of an exceptional nature. The increase in the provision during the period relates to the business transformation and organizational streamlining programs as detailed in Note 5, for which the provisions are due to be settled within the next 12 months. €2.7 million has been utilized in the three months ended March 31, 2025, which relates to these programs.